Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Note 1 – Nature of Operations

Headquartered in New York, NY, Our Bond Inc. (the “Company” or “Bond”) was originally formed in Delaware on April 11, 2017 under the name TG-17, LLC. In 2018, the Company converted its legal structure to a corporation and changed its name to TG-17, Inc. In February 2026, the Company changed its name to Our Bond Inc. The Company and its subsidiaries provide command center and personal security agent services to U.S.-based clients and worldwide.

Effective September 16, 2025, the Company reincorporated from the State of Delaware to the State of Nevada pursuant to a plan of conversion approved by its board of directors and stockholders. The reincorporation did not result in any change to the Company’s name, business operations, management, assets, liabilities, or financial statements, other than the Company now being governed by Nevada law.

The Company developed a new tier of preventative personal security platform enabled by artificial intelligence combined with security personnel agents who are available 24/7 through the Bond Personal Security phone application.